Note 22 - Operating Segments (Tables)	12 Months Ended
Oct. 31, 2022
Statement Line Items [Line Items]
Disclosure of operating segments [text block]
(thousands of Canadian dollars)
for the year ended	October 31, 2022				October 31, 2021
	Digital	DRTC	Eliminations/	Consolidated	Digital	DRTC	Eliminations/	Consolidated
	Banking		Adjustments		Banking		Adjustments
Net interest income	$76,666	$-	$-	$76,666	$60,157	$-	$-	$60,157
Non-interest income	52	5,839	(165)	5,726	(60)	5,411	(151)	5,200
Total revenue	76,718	5,839	(165)	82,392	60,097	5,411	(151)	65,357

Provision for (recovery of) credit losses	451	-	-	451	(438)	-	-	(438)
	76,267	5,839	(165)	81,941	60,535	5,411	(151)	65,795

Non-interest expenses:
Salaries and benefits	22,303	4,493	-	26,796	18,354	1,889	-	20,243
General and administrative	17,614	1,283	(165)	18,732	10,289	972	(151)	11,110
Premises and equipment	2,475	1,390	-	3,865	2,403	1,250	-	3,653
	42,392	7,166	(165)	49,393	31,046	4,111	(151)	35,006

Income (loss) before income taxes	33,875	(1,327)	-	32,548	29,489	1,300	-	30,789

Income tax provision	9,744	146	-	9,890	7,817	592	-	8,409

Net income (loss)	$24,131	$(1,473)	$-	$22,658	$21,672	$708	$-	$22,380

Total assets	$3,267,479	$22,345	$(23,826)	$3,265,998	$2,411,790	$22,309	$(19,013)	$2,415,086

Total liabilities	$2,912,249	$25,755	$(22,681)	$2,915,323	$2,077,643	$23,205	$(17,868)	$2,082,980